OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of other liabilities [Abstract]
Schedule of Other Liabilities

	2020	2019
	£m	£m
Settlement balances	1,191	760
Unitholders’ interest in consolidated Open Ended Investment Companies[1]	11,784	11,928
Unallocated surplus within insurance businesses	343	400
Lease liabilities	1,672	1,844
Other creditors and accruals	5,357	5,401
Total other liabilities	20,347	20,333
1Where a collective investment vehicle is consolidated the interests of parties other than the Group are reported at fair value in other liabilities.

Schedule of Operating Lease Commitments
The maturity of the Group's lease liabilities was as follows:

	2020	2019
	£m	£m
Not later than 1 year	234	241
Later than 1 year and not later than 2 years	197	222
Later than 2 years and not later than 3 years	180	207
Later than 3 years and not later than 4 years	147	170
Later than 4 years and not later than 5 years	123	145
Later than 5 years	791	859
	1,672	1,844